Document and Entity Information	Apr. 13, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000780571
Document Type	8-K/A
Document Period End Date	Apr. 13, 2026
Entity Registrant Name	ITRON, INC.
Entity Incorporation State Country Code	WA
Entity File Number	000-22418
Entity Tax Identification Number	91-1011792
Entity Address, Address Line One	2111 N. Molter Road
Entity Address, City or Town	Liberty Lake
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99019
City Area Code	(509)
Local Phone Number	924-9900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	ITRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This “Item 8.01 Other Events” disclosure is being filed solely to provide an update to the disclosure on Form 8-K filed by Itron, Inc. (the “Company”) with the Securities and Exchange Commission on April 24, 2026.